Concentration and risks	6 Months Ended
Mar. 31, 2026
Risks and Uncertainties [Abstract]
Concentration and risks

Note 11 – Concentration and risks

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. In China, the insurance coverage for cash deposits of each bank is RMB500,000. As of March 31, 2026, cash and restricted cash balance of RMB33,138,585 ($4,804,086) was deposited with financial institutions located in China, of which RMB31,930,936 ($4,629,014) was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

The Company also has the bank accounts at financial institutions in Hong Kong, where there is HKD500,000 standard deposit insurance coverage limit per depositor, pursuant to Hong Kong Deposit Protection Scheme. As of March 31, 2026 and September 30, 2025, no bank balance exceeded the insured limit. The Company also has the bank accounts at financial institutions in the United States, where there is $250,000 standard deposit insurance coverage limit per depositor, per FDIC-insured bank and per ownership category. As of March 31, 2026 and September 30, 2025, no bank balance exceeded the insured limit. To limit the exposure to credit risk relating to deposits, the Company primarily places cash deposits with large financial institutions in the United States.

The Company is also exposed to risk from its accounts receivable, contract assets, loans and interests receivable from third parties and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment and supportable future information.

Foreign exchange risk

The Company’s PRC Subsidiaries have functional currency in RMB. PRC Subsidiaries’ expense transactions are denominated in RMB and their assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends, strategic acquisition or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company.

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. Liquidity risk is controlled by the application of financial position analysis and monitoring procedures. When necessary, the Company will turn to other financial institutions to obtain short-term funding or commercial factoring companies in exchange for cash flow from accounts receivables for certain project, or obtain financial support from the Company’s related parties and shareholders to resolve the liquidity shortage.

Interest rate risk

The Company is exposed to interest rate risk as there were short-term and long-term loans outstanding. Although interest rates for the Company’s loans are about fixed for the terms of the loans, and interest rates are subject to change upon renewal.

Customer concentration risk

For the six months ended March 31, 2026, three customers accounted for 31.1%, 28.0% and 13.9% of the Company’s total revenues. For the six months ended March 31, 2025, three customers accounted for 27.0%, 22.6% and 16.1% of the Company’s total revenues.

As of March 31, 2026, three customers accounted for 13.9%, 11.0% and 10.1% of total balance of accounts receivable. As of September 30, 2025, two customers accounted for 22.9% and 11.5% of total balance of accounts receivable.

Vendor concentration risk

For the six months ended March 31, 2026, one vendor accounted for 53.0% of the Company’s total purchases. For the six months ended March 31, 2025, one vendor accounted for 57.2% of the Company’s total purchases.

As of March 31, 2026, two vendors accounted for 10.8% and 10.8% of the total balance of accounts payable. As of September 30, 2025, one vendor accounted for 40.6% of the total balance of accounts payable.